Leases (Tables)	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
Schedule of leases certain assets under lease agreements
	Office	Laboratory
	Equipment	Equipment	Vehicle	Office	Total
Cost:
Balance at December 31, 2022	$64,226	$362,970	$94,008	$1,035,200	$1,556,404
Additions	-	288,589	51,217	582,739	922,545
Effects of currency translation	814	8,069	1,808	20,128	30,819
Balance at March 31, 2023	$65,040	$659,628	$147,033	$1,638,067	$2,509,768
Accumulated amortization:
Balance at December 31, 2022	$20,707	$77,838	$22,109	$258,055	$378,709
Depreciation	2,993	38,280	14,750	50,914	106,937
Effects of currency translation	299	1,448	457	3,881	6,085
Balance at March 31, 2023	$23,999	$117,566	$37,316	$312,850	$491,731

Schedule of future lease payments
Total
As of December 31, 2022	$1,244,470
Additions	922,546
Interest expenses	42,750
Lease payments	(134,026)
Effects of currency translation	25,768
As of March 31, 2023	$2,101,508

Schedule of lease liabilities
Lease liabilities	March 31, 2023	December 31, 2022
Current portion	$445,973	$285,354
Long-term portion	1,655,535	959,116
Total lease liabilities	$2,101,508	$1,244,470

Schedule of committed to minimum lease payments
Maturity analysis	March 31, 2023
Less than one year	$445,973
One to two years	617,002
Two to three years	521,704
Three to four years	349,885
Four to five years	224,049
More than five years	500,927
Total undiscounted lease liabilities	$2,659,540
Amount representing implicit interest	(558,032)
Lease obligations	$2,101,508